Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements (Continued)

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Short-term investments
Trading securities	129,946	—	—
Held-to-maturity debt securities	—	63,726	—
Derivative assets	—	2,446	—
Derivative liabilities	—	16,354	—

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Short-term investments
Trading securities	80,368	—	—
Held-to-maturity debt securities	—	20,000	—
Derivative liabilities	—	20,577	—

Schedule of Property Plant and Equipment Estimated Useful Lives of Assets

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Buildings	20 to 58 years
Data center equipment
– Machinery	5 to 15 years
– Other equipment	3 to 5 years
Furniture and office equipment	3 to 5 years
Computers and network equipment	3 to 5 years
Motor vehicles	3 to 10 years
Purchased software	5 to 10 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of Estimated Useful Life for Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Acquired customer relationships	5 to 10 years
Acquired license and others	2 to 4 years